Contract assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Contract Assets

	31 December	31 December
	2022	2021
Non-current contract assets	67,054	110,890
Current contract assets	1,888,942	1,938,769
	1,955,996	2,049,659